Document and Entity Information	Nov. 03, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2025
Entity Registrant Name	APARTMENT INCOME REIT, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	000-24497
Entity Tax Identification Number	84-1275621
Entity Address Address Line 1	345 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10154
City Area Code	212
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000926660